Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Accounts payable	$ 2,559	$ 2,493
Bank overdrafts and cash pooling	175	0
Repurchase agreements	2,840	2,705
Accrued expenses and taxes	4,904	4,433
Credit facilities	2,126	2,330
Borrowed funds	361	333
Accrued post-retirement benefit liability	351	355
Secured borrowings from mortgage securitization	1,854	2,119
Lease liabilities	946	989
Other financial liabilities	2,265	2,449
Obligations for securities borrowing	239	223
Collateralized loan obligation	5,028	3,247
Deferred payments liability	197	240
Other	2,447	1,739
Total other liabilities	26,292	23,655
Interest expense on borrowings	148	167
Interest expenses	664	552
Borrowed funds
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	13	14
Net cash flow changes	23	(72)
Foreign exchange rate movements	5	2
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Interest expenses	$ 87	$ 91